Other operating income and expenses (Tables)	9 Months Ended
Sep. 30, 2023
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2023, and 2022:

Other operating income	For the nine-month period ended September 30,
	2023	2022
	($ in thousands)
Grants (Note 16)	44,072	44,364
Insurance proceeds and other	13,330	10,496
Total	57,402	54,860

Other operating expenses
Other operating expenses	For the nine-month period ended September 30,
	2023	2022
	($ in thousands)
Raw materials and consumables used	(25,029)	(13,710)
Leases and fees	(9,792)	(8,571)
Operation and maintenance	(87,768)	(106,118)
Independent professional services	(31,343)	(28,096)
Supplies	(28,178)	(45,678)
Insurance	(31,052)	(34,446)
Levies and duties	(11,490)	(13,596)
Other expenses	(13,278)	(11,220)
Total	(237,930)	(261,435)